Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Statement of comprehensive income [abstract]
Net income	[1]	$ 1,912	$ 2,092	$ 2,192	$ 6,203	$ 6,096
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	[1]	(814)	753	(946)	(1,813)	670
Net gains (losses) on hedges of net investments in foreign operations	[1]	377	(375)	298	618	(242)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	[1]	(3)	4	(14)	(4)	(6)
Net gains (losses) on hedges of net investments in foreign operations	[1]	103	(106)	82	165	(81)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	[1]	(537)	480	(716)	(1,356)	515
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	[1]	2,151	(1,712)	(559)	2,817	1,027
Reclassification of net (gains) losses to net income	[1]	(1,811)	1,435	711	(1,914)	(169)
Income tax expense (benefit):
Net gains (losses) in fair value	[1]	582	(458)	(149)	763	253
Reclassification of net (gains) losses to net income	[1]	(494)	385	199	(511)	(31)
Other comprehensive income net of tax available for sale financial assets net of tax	[1]	252	(204)	102	651	636
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	[1]	2,777	(723)	(1,601)	3,701	3,300
Reclassification of net (gains) losses to net income	[1]	(1,114)	(89)	1,025	(1,348)	(3,304)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	[1]	773	(235)	(424)	1,035	973
Reclassification of net (gains) losses to net income	[1]	(309)	13	257	(368)	(1,003)
Other comprehensive income net of tax cash flow hedges	[1]	1,199	(590)	(409)	1,686	26
Net changes in finance income/(expense) from insurance contracts:
Net finance income/(expense) from insurance contracts	[1]	(2)	(1)	(1)	5	(6)
Income tax expense (benefit)	[1]		(1)	(1)	1	(3)
Other comprehensive income on finance income/(expense) from insurance contracts	[1]	(2)			4	(3)
Other comprehensive income (loss) from investments in associates	[1]	1	1	7	(2)	(5)
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	[1]	120	289	245	(121)	(199)
Income tax expense (benefit)	[1]	33	81	68	(39)	(64)
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	[1]	87	208	177	(82)	(135)
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	[1]	125	(59)	(181)	306	(128)
Income tax expense (benefit)	[1]	35	(36)	(32)	59	(37)
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	[1]	90	(23)	(149)	247	(91)
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	[1]	127	(474)	(1,848)	(758)	(1,277)
Income tax expense (benefit)	[1]	36	(132)	(513)	(210)	(336)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	[1]	91	(342)	(1,335)	(548)	(941)
Other comprehensive income (loss) from investments in associates	[1]				1	2
Other comprehensive income (loss)	[1]	1,181	(470)	(2,323)	601	4
Comprehensive income (loss)	[1]	3,093	1,622	(131)	6,804	6,100
Comprehensive income (loss) attributable to non-controlling interests	[1]	13	60	88	55	219
Comprehensive income (loss) attributable to equity holders of the Bank	[1]	3,080	1,562	(219)	6,749	5,881
Preferred shareholders and other equity instrument holders	[1]	120	123	105	351	310
Common shareholders	[1]	$ 2,960	$ 1,439	$ (324)	$ 6,398	$ 5,571

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.